Income Taxes - Components of provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Federal
Current	$ 18	$ 4	$ 79
Deferred	(113)	545	(3,046)
Foreign
Current	2,545	3,273	1,729
Deferred	(323)	(166)	(510)
State and local
Current	148	108	51
Deferred	(8)	(96)	(125)
Total provision (benefit) for income taxes	$ 2,267	$ 3,668	$ (1,822)